Risk Management and Derivative and Other Financial Instruments - Schedule of Gains and Losses Related to Derivative Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
(Gain) loss on commodity derivative instruments	$ (281,249)	$ (257,734)	$ (3,161)
Interest expense, net	39,396	50,283	24,948
Commodity derivative contracts [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
(Gain) loss on commodity derivative instruments	(281,249)	(257,734)	(3,161)
Interest rate derivatives [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
Interest expense, net	$ 0	$ 296	$ 309